Pledged Assets and Collateral (Associated Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 217	¥ 988
Payables under repurchase agreements	17,553	10,542
Payables under securities lending transactions	689	721
Other short-term borrowings	1,803	1,003
Long-term debt	2,490	2,173
Total	¥ 22,752	¥ 15,427